BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The following table sets forth the computation of basic and diluted net earnings (loss) per share:
Net loss used for the computation of diluted net loss per share		$ (6,586)	$ (6,610)	$ (8,295)
Weighted average Ordinary shares outstanding		18,006,776	17,925,684	17,870,588
Effect of dilutive securities:
Employees stock options	[1]
Warrants	[1]
Total effect of dilutive securities
Diluted weighted average Ordinary shares outstanding		18,006,776	17,925,684	17,870,588
Basic loss per Ordinary share		$ (0.37)	$ (0.37)	$ (0.46)
Diluted loss per Ordinary share		$ (0.37)	$ (0.37)	$ (0.46)

[1]	Anti-dilutive.